Income Taxes (Tables)	12 Months Ended
Dec. 31, 2020
Income Tax Disclosure [Abstract]
Summary of Loss Before Income Taxes	Loss before income taxes consisted of the following:

	Year Ended December 31,
	2020	2019
Domestic loss	$28,300	$19,364
Foreign loss	3,804	12,621

	$32,104	$31,985

Summary of Income Tax Provision
The income tax provision consists of the following:

	Year Ended December 31,
	2020	2019
Current income tax provisions:
Federal	$—	$—
State	—	—
Foreign	321	338

Current income tax provision	321	338

Deferred income tax expense (benefit):
Federal	—	—
State	—	—
Foreign	79	(4)

Deferred income tax expense (benefit)	79	(4)

Total income tax provision	$400	$334

Schedule of Reconciliation of Federal Statutory Income Tax Rate to Effective Income Tax Rate
The following table presents a reconciliation of the federal statutory rate of 21% to effective tax rate:

	Year Ended December 31,
	2020	2019
U.S. federal tax benefit at statutory rate	21.0%	21.0%
State income taxes, net of federal benefit	3.5%	2.5%
Non-deductible expenses and other	(0.9)%	0.1%
Research and development credits	5.4%	(0.8)%
Foreign rate differential	(0.6)%	1.1%
Change in valuation allowance, net	(29.6)%	(25.0)%

Effective tax rate	(1.2)%	(1.1)%

Summary of Significant Components of Deferred Tax Assets (Liabilities)
The significant components of deferred tax assets (liabilities) are as follows:

	Year Ended December 31,
	2020	2019
Deferred tax assets

Net operating loss carryforward	$38,529	$35,013
Research and development credit carryforward	2,454	735
Stock-based compensation	52	34
Property and equipment	367	706
Intangibles	855	—
Other accruals	1,073	318

Gross deferred tax assets	43,330	36,806
Less: Valuation allowance	(43,330)	(36,806)

Net deferred tax assets	—	—
Deferred tax liabilities
Foreign property and equipment and intangibles	(338)	(269)

Gross deferred tax liabilities	(338)	(269)

Net deferred tax liabilities	$(338)	$(269)